PROVISIONS AND CONTINGENT LIABILITIES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
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Contingent liabilities	$ 15.4	$ 14.4
National Social Security Institute
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Retention contribution percentage to be applied towards payment for hiring third parties	11.00%
Bottom of range
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Warranty coverage period	3 years
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Warranty coverage period	6 years